UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05820

                      THE HYPERION TOTAL RETURN FUND, INC.
               (Exact name of registrant as specified in charter)

                   ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
                          NEW YORK, NEW YORK 10006-1404
               (Address of principal executive offices) (Zip code)

                           CLIFFORD E. LAI, PRESIDENT
                      THE HYPERION TOTAL RETURN FUND, INC.
                   ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
                         NEW YORK, NEW YORK, 10006-1404
                     (Name and address of agent for service)

Registrant's telephone number, including area code:    1 (800) Hyperion


Date of fiscal year end: November 30


Date of reporting period:  July 1, 2004 through June 30, 2005

Item 1.  Proxy Voting Record.



                                                         Vote Summary Report
                                                     July 01, 2004 - June 30, 2005

                                                  Ballot  Item Description          Management   Management   Vote
                                       Meeting     Item                                or        Vote Rec     Cast
Name          Ticker     Security ID    Date      Number                            Shareholder




McMorgan
High Yield    MCMHX      582452868    8/24/2004     1     Elect Trustees           Management     For         None
Fund
                                                   2(a)   Amend investment         Management     For         None
                                                          restriction on
                                                          lending

                                                   (b)    Amend investment         Management     For         None
                                                          restriction on
                                                          borrowing

                                                   (c)    Amend investment
                                                          restriction on            Management    For        None
                                                          commodities

                                                   (d)    Amend investment
                                                          restriction on senior     Management    For        None
                                                          securities

                                                   (e)    Amend investment
                                                          restriction on real       Management    For        None
                                                          estate

                                                   (f)    Amend investment
                                                          restriction on            Management    For        None
                                                          concentration

                                                   (g)    Amend investment
                                                          restriction on            Management    For        None
                                                          underwriting

                                                          Approve elimination of
                                                          certain fundamental       Management    For        None
                                                    3     investment restrictions


                                               Ballot   Item Description            Management   Management   Vote
                                     Meeting    Item                                   or        Vote Rec     Cast
Name        Ticker     Security ID     Date    Number                               Shareholder

Seix High   SAMHX      78476A843    9/23/2004     1     Approve new Agreement and  Management    For         None
Yield Fund                                              Plan of Reorganization

                                                  2     Approve new investment     Management    For         None
                                                        advisory agreement



                                                              SIGNATURES


         Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HYPERION TOTAL RETURN FUND, INC.


By:  /s/ Clifford E. Lai
     -------------------------
        Clifford E. Lai
        Principal Executive Officer

Date:  August 30, 2005